July 3, 2000


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      John Hancock Institutional Series Trust -
          John Hancock Active Bond Fund
          John Hancock Dividend Performers Fund
          John Hancock Medium Capitalization Growth Fund
          John Hancock Small Capitalization Value Fund
          John Hancock Small Capitalization Growth Fund
          John Hancock International Equity Fund
          John Hancock Independence Diversified Core Equity Fund II John Hancock Independence Medium Capitalization Fund
          John Hancock Independence Balanced Fund
          John Hancock Core Growth Fund
          John Hancock Core Value Fund
         File No. 811-8852 and 33-86102


         CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectuses and Statements of Additional Information dated July 1, 2000 for the above-captioned registrants that would have been filed under paragraph (b) or
(c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.

Sincerely,


/s/Marilyn Lutzer
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Marilyn Lutzer